PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Robert L. Young

President and Principal Executive Officer

Laura Del Prato

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

FIRST QUARTER

MARCH 31, 2016

(UNAUDITED)

CONTENTS

Letter to Shareholders	1

Schedule of Portfolio Investments	3

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

First Quarter 2016 Review

The high yield bond market traded broadly higher in the first quarter of 2016 as investors increased their risk appetites amid some stability in commodities prices, accommodative comments from central banks and investment flows into high yield bonds (also known as “junk bonds”). Lower quality issuers reversed a trend of underperforming the broader high yield market, as investors looked to increase their exposure to bonds rated CCC and to commodities-related debt securities.

Overall, the high yield market experienced meaningful volatility during the first quarter with a sell-off that extended through mid-February and a rally in the final six weeks of the quarter. The quarter period began with an immediate drop in bond prices amid global growth concerns and new lows in global commodities prices. The sell-off continued in February with bond yield spreads in the metals, mining and energy sectors widening to levels not seen since 2008.

In mid-February, the markets experienced a strong reversal. Leading central banks around the world executed a more accommodative shift in either their policy or rhetoric, which immediately increased investor appetite for risk assets. Oil and commodities prices began to rebound somewhat, and energy and metals and mining bonds led the rally in prices.

The results of the roller coaster in the high yield markets were broadly positive. Ten of eleven major industry sectors and 41 of 48 subsectors recorded positive returns for the quarter. Higher quality bonds outperformed other segments of the bond market in the first half of the quarter, while lower quality bonds performed well in the final six weeks.

The issuance of new high yield bonds in the first quarter increased each month and reached a ten- month high in March. For the year-to-date as of March 31, 2016, new bond issuances totaled $51.2 billion, down 46% from one year earlier but up 21% from the fourth quarter of 2015. New loan issuances increased for three consecutive months, with $13.4 billion in bonds being priced for sale in March. Also during the first quarter of 2016, investment inflows to open-ended high yield bond funds totaled $8.0 billion, compared to $16.6 billion in outflows for all of 2015.

Based on its default rate forecast model, Moody’s believes that the speculative-grade issuer-weighted default rate will slowly increase to 4.6% in one year from the current level of 3.8%. The default rate has been inching up and has increased 65% from the 2.3% rate observed in February 2015. Moody’s forecasts the Energy and Mining sectors to be the drivers of default activity in the US, with projected default rates of 10% and 13%, respectively. Excluding these sectors, the default rate in the rest of the high yield market is expected to remain low.

The Fund outperformed the Credit Suisse High Yield Developed Countries-Only Index during the reporting period ended March 31, 2016. The Fund’s overall underweight allocation and security selection within the commodity-related sectors – energy, metals and mining – added to performance relative to the Benchmark. The Fund’s security selection in the chemicals and retails sectors also helped relative performance.

The Fund’s overweight position and security selection in the financials sector hurt relative performance, as did security selection in the health care and media/telecommunications sectors. From a credit quality perspective, the Fund was underweight in the riskiest parts of the market, including bonds rated CCC, which also detracted from relative performance, as lower-quality credit performed strongly in the final weeks of the reporting period.

Fund Strategy

The Fund invests in all types of high-yield, high-risk debt securities and focuses on value by looking at individual securities against the context of broader market factors. The Fund’s portfolio managers monitor investments by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund’s investments.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s auction rate preferred stock (“ARPS”) have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. On March 11, 2016, the Fund commenced a cash tender offer to purchase up to 100% of its outstanding ARPS at a price equal to 95.5% of the liquidation preference of $25,000 per share (or $23,875 per share). The aggregate number of ARPS purchased in the tender offer represented approximately 98% of the Fund’s outstanding ARPS. ARPS of the Fund that were not tendered remain outstanding. The tender offer was funded with borrowing under a new credit facility and closed in April 2016, resulting in an increase in NAV per share of $0.15 due to the discount on the ARPS redemption.

PACHOLDER HIGH YIELD FUND, INC.

Due to changes by Moody’s and Standard & Poor’s in their respective ratings methodology for securities issued by closed-end funds, the Fund’s ARPS were downgraded from Aaa to Aa3 by Moody’s in July 2012 and from AAA to AA by Standard & Poor’s in May 2014. There was no impact to the Fund’s performance and no change to its investment strategy as a result of these downgrades.

The Fund paid a monthly dividend of $0.053 per common share starting in September 2014 until March 2015. In March 2015, the Board of Directors of the Fund authorized a reduction in the monthly dividend amount from $0.053 per common share to $0.050 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time, and there can be no guarantee that the dividend level will continue or that a dividend will be paid at all. The amount of the monthly dividend, if any, may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
CONVERTIBLE BOND — 0.1%
UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Yield, Inc., Private Placement, Co Guar, 3.250%, 06/01/20[2] (Cost $76,250)	$85		$73,791	0.1%

CORPORATE BONDS — 129.8%
CONSUMER DISCRETIONARY — 26.2%
AUTO COMPONENTS — 2.8%
Goodyear Tire & Rubber Co. (The), Co Guar,
5.125%, 11/15/23	130		132,925	0.1
7.000%, 05/15/22	760		815,100	0.9
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22	528		501,072	0.6
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182		190,645	0.2
MPG Holdco I, Inc., Co Guar, 7.375%, 10/15/22	288		285,120	0.3
Tenneco, Inc., Co Guar, 5.375%, 12/15/24	53		54,458	0.1
ZF North America Capital, Inc., Private Placement, Co Guar,
4.000%, 04/29/20[2]	185		187,081	0.2
4.500%, 04/29/22[2]	150		153,000	0.2
4.750%, 04/29/25[2]	204		202,980	0.2

			2,522,381	2.8
AUTOMOBILES — 0.9%
Fiat Chrysler Automobiles N.V., Sr Unsec’d Nt, (Netherlands),
4.500%, 04/15/20	249		252,735	0.3
5.250%, 04/15/23	200		198,900	0.2
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200		204,750	0.2
5.625%, 02/01/23[2]	150		154,125	0.2
Motors Liquidation Co.,
4.500%, 03/06/32[1,4]	25 Units		3	0.0	[12]
5.250%, 02/15/52[1,4]	7 Units		1	0.0	[12]
6.250%, 07/15/33[1,4]	15 Units		1	0.0	[12]
7.250%, 04/15/41[1,4]	–Units	[11]	—	0.0
7.250%, 07/15/41[1,4]	–Units	[11]	—	0.0
AUTOMOBILES — (continued)
7.375%, 05/15/48[1,4]	$10 Units		$1	0.0%[12]
7.375%, 10/01/51[1,4]	–Units	[11]	—	0.0
7.750%, 03/15/36[1,4]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		—	0.0
8.100%, 06/15/24[1,4]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4]	425		—	0.0

			810,518	0.9
DISTRIBUTORS — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126		129,150	0.1
Global Partners LP/GLP Finance Corp., Co Guar,
6.250%, 07/15/22	56		41,720	0.1
7.000%, 06/15/23	50		37,250	0.0	[12]

			208,120	0.2
HOTELS, RESTAURANTS & LEISURE — 4.8%
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110		114,400	0.1
1011778 BC ULC/New Red Finance, Inc., Private Placement, Sr Sec’d Nt, (Canada), 4.625%, 01/15/22[2]	60		61,050	0.1
Boyd Gaming Corp., Co Guar, 6.875%, 05/15/23	262		279,030	0.3
Boyd Gaming Corp., Private Placement, Co Guar, 6.375%, 04/01/26[2]	70		72,625	0.1
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	62		64,170	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar,
5.250%, 03/15/21	100		103,625	0.1
5.375%, 06/01/24	70		72,450	0.1
Choice Hotels International, Inc., Co Guar, 5.750%, 07/01/22	83		88,395	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	100		95,000	0.1
Eldorado Resorts, Inc., Co Guar, 7.000%, 08/01/23	40		41,400	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOTELS, RESTAURANTS & LEISURE — (continued)
ESH Hospitality, Inc., Private Placement, Co Guar, 5.250%, 05/01/25[2]	$154	$149,765	0.2%
GLP Capital LP/GLP Financing II, Inc., Co Guar, 5.375%, 11/01/23	275	275,000	0.3
Golden Nugget Escrow, Inc., Private Placement, Sr Unsec’d Nt, 8.500%, 12/01/21[2]	130	130,650	0.1
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Co Guar, 5.625%, 10/15/21	90	93,258	0.1
Isle of Capri Casinos, Inc., Co Guar, 5.875%, 03/15/21	100	103,000	0.1
MGM Resorts International, Co Guar,
5.250%, 03/31/20	110	112,750	0.1
6.000%, 03/15/23	145	150,075	0.2
6.625%, 12/15/21	162	173,745	0.2
6.750%, 10/01/20	263	284,566	0.3
7.750%, 03/15/22	224	249,480	0.3
8.625%, 02/01/19	150	170,625	0.2
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	68	70,040	0.1
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt,
5.250%, 11/15/23[2]	30	30,522	0.0	[12]
5.375%, 04/15/23[2]	99	101,599	0.1
Scientific Games International, Inc., Co Guar, 10.000%, 12/01/22	280	226,800	0.3
Scientific Games International, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 01/01/22[2]	75	76,500	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	260	260,650	0.3
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	184	199,640	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	35	35,962	0.0	[12]
HOTELS, RESTAURANTS & LEISURE — (continued)
Speedway Motorsports, Inc., Co Guar, 5.125%, 02/01/23	110	112,750	0.1
Viking Cruises Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 6.250%, 05/15/25[2]	45	37,687	0.0	[12]
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, Co Guar, 5.500%, 03/01/25[2]	280	263,900	0.3
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr Unsec’d Nt, 5.375%, 03/15/22	15	15,127	0.0	[12]
Yum! Brands, Inc., Sr Unsec’d Nt, 3.750%, 11/01/21	60	57,000	0.1

		4,373,236	4.8
HOUSEHOLD DURABLES — 1.9%
CalAtlantic Group, Inc., Co Guar,
5.875%, 11/15/24	67	70,518	0.1
8.375%, 01/15/21	75	87,188	0.1
10.750%, 09/15/16	29	29,797	0.0	[12]
DR Horton, Inc., Co Guar,
4.375%, 09/15/22	50	50,125	0.1
4.750%, 02/15/23	43	43,645	0.0	[12]
Lennar Corp., Co Guar,
4.500%, 06/15/19	29	29,942	0.0	[12]
4.500%, 11/15/19	64	66,560	0.1
4.750%, 05/30/25	125	122,813	0.1
4.875%, 12/15/23	35	35,000	0.0	[12]
6.950%, 06/01/18	40	43,100	0.1
Series B, 12.250%, 06/01/17	150	166,125	0.2
M/I Homes, Inc., Co Guar, 6.750%, 01/15/21	152	149,340	0.2
Meritage Homes Corp., Co Guar,
7.000%, 04/01/22	133	141,645	0.2
7.150%, 04/15/20	10	10,550	0.0	[12]
PulteGroup, Inc., Co Guar, 5.500%, 03/01/26	113	116,249	0.1
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 5.875%, 04/15/23[2]	129	123,840	0.1
Tempur Sealy International, Inc., Private Placement, Co Guar, 5.625%, 10/15/23[2]	135	138,881	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOUSEHOLD DURABLES — (continued)
Toll Brothers Finance Corp., Co Guar,
4.875%, 11/15/25	$60	$59,400	0.1%
5.625%, 01/15/24	195	200,850	0.2
WCI Communities, Inc., Co Guar, 6.875%, 08/15/21	70	69,475	0.1

		1,755,043	1.9
INTERNET & CATALOG RETAIL — 0.5%
Netflix, Inc., Sr Unsec’d Nt,
5.375%, 02/01/21	143	149,256	0.2
5.500%, 02/15/22	75	78,520	0.1
5.750%, 03/01/24	140	147,700	0.1
5.875%, 02/15/25	75	78,938	0.1

		454,414	0.5
MEDIA — 13.1%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	3,750	0.0	[12]
9.375%, 11/15/09[1,4]	560	2,800	0.0	[12]
Altice Luxembourg S.A., Private Placement, Co Guar, (Luxembourg), 7.750%, 05/15/22[2]	282	277,511	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22	191	196,252	0.2
AMC Networks, Inc., Co Guar, 5.000%, 04/01/24	250	250,937	0.3
Cablevision Systems Corp., Sr Unsec’d Nt,
7.750%, 04/15/18	90	93,656	0.1
8.000%, 04/15/20	513	497,610	0.5
CCO Safari II LLC, Private Placement, Sr Sec’d Nt, 4.464%, 07/23/22[2]	89	93,029	0.1
CCOH Safari LLC, Private Placement, Sr Unsec’d Nt, 5.750%, 02/15/26[2]	511	528,885	0.6
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	145	49,300	0.1
Cequel Communications Holdings I LLC/Cequel Capital Corp., Private Placement, Sr Unsec’d Nt,
5.125%, 12/15/21[2]	105	97,912	0.1
5.125%, 12/15/21[2]	255	237,150	0.3
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	76,781	0.1
MEDIA — (continued)
Clear Channel Worldwide Holdings, Inc., Co Guar,
Series A, 6.500%, 11/15/22	171	162,877	0.2
Series B, 6.500%, 11/15/22	224	222,880	0.2
Series A, 7.625%, 03/15/20	25	21,375	0.0	[12]
Series B, 7.625%, 03/15/20	584	535,820	0.6
DISH DBS Corp., Co Guar,
5.875%, 11/15/24	24	22,020	0.0	[12]
6.750%, 06/01/21	1,219	1,258,617	1.4
7.875%, 09/01/19	35	38,500	0.0	[12]
Gray Television, Inc., Co Guar, 7.500%, 10/01/20	275	290,125	0.3
iHeartCommunications, Inc., Sr Sec’d Nt, 9.000%, 12/15/19	228	168,720	0.2
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30	160	164,000	0.2
LIN Television Corp., Co Guar,
5.875%, 11/15/22	85	86,063	0.1
6.375%, 01/15/21	80	83,400	0.1
Live Nation Entertainment, Inc., Private Placement, Co Guar, 5.375%, 06/15/22[2]	60	61,050	0.1
Mediacom LLC/Mediacom Capital Corp., Sr Unsec’d, 7.250%, 02/15/22	48	50,520	0.1
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20	100	103,750	0.1
Nexstar Broadcasting, Inc., Private Placement, Co Guar, 6.125%, 02/15/22[2]	90	89,325	0.1
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	427	437,675	0.5
Numericable-SFR S.A., Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2]	600	585,000	0.7
6.250%, 05/15/24[2]	200	193,900	0.2
Outfront Media Capital LLC/Outfront Media Capital Corp., Co Guar,
5.250%, 02/15/22	88	90,200	0.1
5.625%, 02/15/24	185	192,631	0.2
5.875%, 03/15/25	75	78,188	0.1
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada),
5.750%, 01/15/23	75	77,250	0.1
9.750%, 01/15/16[1,4]	585	—	0.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA — (continued)
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	$155	$155,000	0.2%
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22	150	155,250	0.2
5.750%, 06/15/23	100	102,000	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	53	54,656	0.1
6.125%, 10/01/22	200	210,250	0.2
6.375%, 11/01/21	35	36,925	0.0	[12]
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.625%, 08/01/24[2]	105	105,525	0.1
Sirius XM Radio, Inc., Private Placement, Co Guar,
4.250%, 05/15/20[2]	35	35,569	0.0	[12]
5.375%, 04/15/25[2]	115	117,012	0.1
5.750%, 08/01/21[2]	327	342,124	0.4
TEGNA, Inc., Co Guar,
5.125%, 07/15/20	62	64,558	0.1
6.375%, 10/15/23	250	268,750	0.3
TEGNA, Inc., Private Placement, Co Guar,
4.875%, 09/15/21[2]	65	66,950	0.0	[12]
5.500%, 09/15/24[2]	65	66,950	0.1
Time Warner Cable, Inc., Co Guar, 7.300%, 07/01/38	180	211,140	0.2
Unitymedia GmbH, Private Placement, Sr Sec’d Nt, (Germany), 6.125%, 01/15/25[2]	200	207,876	0.2
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany),
5.000%, 01/15/25[2]	200	199,500	0.2
5.500%, 01/15/23[2]	200	205,000	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	321,300	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	124,375	0.1
5.125%, 02/15/25[2]	250	246,875	0.3
6.750%, 09/15/22[2]	542	574,520	0.6
MEDIA — (continued)
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2]	269	279,088	0.3
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2]	267	264,330	0.3
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.625%, 04/15/22[2]	150	152,250	0.2

		11,987,232	13.1
MULTILINE RETAIL — 0.4%
Family Tree Escrow LLC, Private Placement, Co Guar, 5.750%, 03/01/23[2]	74	78,440	0.1
J.C. Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	51	52,403	0.1
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	181,460	0.2

		312,303	0.4
SPECIALTY RETAIL — 1.5%
Caleres, Inc., Co Guar, 6.250%, 08/15/23	103	103,000	0.1
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, 7.7500%, 05/01/19[2]	76	37,430	0.0	[12]
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	659	469,538	0.5
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	509	137,430	0.2
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2]	119	107,100	0.1
Jo-Ann Stores LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 03/15/19[2]	75	69,000	0.1
Nebraska Book Holdings, Inc., Private Placement, Sr Sec’d Nt, 15.000%, 06/30/16[2]	190	33,870	0.0	[12]
Party City Holdings, Inc., Private Placement, Co Guar, 6.125%, 08/15/23[2]	90	92,025	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	106,080	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SPECIALTY RETAIL — (continued)
Sally Holdings LLC/Sally Capital, Inc., Co Guar, 5.625%, 12/01/25	$183	$194,895	0.2%
Serta Simmons Bedding LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	46,688	0.1

		1,397,056	1.5
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Levi Strauss & Co., Sr Unsec’d Nt, 5.000%, 05/01/25	110	111,100	0.1

Total Consumer Discretionary		23,931,403	26.2

CONSUMER STAPLES — 7.2%
BEVERAGES — 0.6%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	75,937	0.1
4.250%, 05/01/23	25	25,562	0.0	[12]
4.750%, 11/15/24	63	65,678	0.1
4.750%, 12/01/25	130	134,550	0.1
Cott Beverages, Inc., Co Guar, 6.750%, 01/01/20	104	109,200	0.1
DS Services of America, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	134	151,755	0.2

		562,682	0.6
FOOD & STAPLES RETAILING — 2.1%
Albertsons Holdings LLC/Safeway, Inc., Private Placement, Sec’d Nt, 7.750%, 10/15/22[2]	435	470,887	0.5
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	135	137,025	0.2
New Albertsons, Inc., Sr Unsec’d Nt,
7.450%, 08/01/29	80	72,600	0.1
7.750%, 06/15/26	100	93,500	0.1
8.000%, 05/01/31	193	182,385	0.2
8.700%, 05/01/30	7	6,720	0.0	[12]
Rite Aid Corp., Co Guar, 6.750%, 06/15/21	160	169,000	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.125%, 04/01/23[2]	262	277,720	0.3
Safeway, Inc., Co Guar, 5.000%, 08/15/19	6	5,760	0.0	[12]
SUPERVALU, Inc., Sr Unsec’d Nt, 7.750%, 11/15/22	480	406,800	0.4
FOOD & STAPLES RETAILING — (continued)
Tops Holding LLC/Tops Markets II Corp., Private Placement, Sr Sec’d Nt, 8.000%, 06/15/22[2]	125	115,625	0.1

		1,938,022	2.1
FOOD PRODUCTS — 3.9%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	265	265,662	0.3
Darling Ingredients, Inc., Co Guar, 5.375%, 01/15/22	220	225,089	0.2
Dean Foods Co., Private Placement, Co Guar, 6.500%, 03/15/23[2]	375	385,781	0.4
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2]	435	432,281	0.5
8.250%, 02/01/20[2]	78	79,170	0.1
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
5.750%, 06/15/25[2]	193	168,875	0.2
5.875%, 07/15/24[2]	221	197,172	0.2
Pilgrim’s Pride Corp., Private Placement, Co Guar, 5.750%, 03/15/25[2]	105	105,394	0.1
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Private Placement, Co Guar, 5.875%, 01/15/24[2]	55	57,568	0.1
Post Holdings, Inc., Private Placement, Co Guar,
6.750%, 12/01/21[2]	200	210,750	0.2
7.750%, 03/15/24[2]	82	89,995	0.1
8.000%, 07/15/25[2]	33	36,630	0.1
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	130,938	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	101	102,515	0.1
5.875%, 08/01/21[2]	436	451,260	0.5
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	351	372,938	0.4
7.750%, 07/01/17	76	80,655	0.1
TreeHouse Foods, Inc., Private Placement, Co Guar, 6.000%, 02/15/24[2]	95	100,700	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS — (continued)
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	$88	$90,420	0.1%

		3,583,793	3.9
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co., Co Guar, 6.125%, 11/15/23	25	26,000	0.1
Spectrum Brands, Inc., Co Guar,
5.750%, 07/15/25	102	108,375	0.1
6.125%, 12/15/24	43	45,903	0.1
6.625%, 11/15/22	42	45,412	0.0	[12]

		225,690	0.3
PERSONAL PRODUCTS — 0.3%
Prestige Brands, Inc., Private Placement, Co Guar,
5.375%, 12/15/21[2]	100	101,250	0.1
6.375%, 03/01/24[2]	55	57,337	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21	119	122,273	0.1

		280,860	0.3

Total Consumer Staples		6,591,047	7.2

ENERGY — 13.2%
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., Co Guar, 6.000%, 10/01/22	120	86,400	0.1
Basic Energy Services, Inc., Co Guar, 7.750%, 10/15/22	64	18,560	0.0	[12]
CSI Compressco LP/Compressco Finance, Inc., Co Guar, 7.250%, 08/15/22	176	122,760	0.1
Parker Drilling Co., Co Guar,
6.750%, 07/15/22	71	51,120	0.1
7.500%, 08/01/20	26	20,377	0.0	[12]
Precision Drilling Corp., Co Guar, (Canada), 5.250%, 11/15/24	170	120,275	0.1
Sea Trucks Group Ltd., Private Placement, Sr Sec’d Nt, (United Kingdom), Reg. S, 9.000%, 03/26/18[2]	195	70,200	0.1
ENERGY EQUIPMENT & SERVICES — (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar,
5.500%, 08/15/22	55	39,050	0.0	[12]
7.500%, 07/01/21	65	51,025	0.1
Transocean, Inc., Co Guar, (Cayman Islands),
6.500%, 11/15/20	44	30,800	0.0	[12]
7.125%, 12/15/21	206	139,050	0.2
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2]	130	99,287	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	327	164,318	0.2
Western Refining Logistics LP/WNRL Finance Corp., Co Guar, 7.500%, 02/15/23	107	95,230	0.1

		1,108,452	1.2
OIL, GAS & CONSUMABLE FUELS — 12.0%
Anadarko Petroleum Corp., Sr Unsec’d Nt,
4.850%, 03/15/21	59	59,626	0.1
5.550%, 03/15/26	41	41,361	0.0	[12]
6.600%, 03/15/46	41	41,857	0.1
Antero Resources Corp., Co Guar,
5.125%, 12/01/22	89	80,767	0.1
5.375%, 11/01/21	70	64,750	0.1
6.000%, 12/01/20	115	109,250	0.1
Apache Corp., Sr Unsec’d Nt,
3.250%, 04/15/22	51	49,069	0.1
4.750%, 04/15/43	81	72,708	0.1
5.100%, 09/01/40	17	15,425	0.0	[12]
6.000%, 01/15/37	41	40,799	0.0	[12]
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	31,020	0.1
5.625%, 06/01/24[2]	44	29,590	0.0	[12]
Blue Racer Midstream LLC/Blue Racer Finance Corp., Private Placement, Co Guar, 6.125%, 11/15/22[2]	175	145,687	0.2
California Resources Corp., Co Guar,
5.000%, 01/15/20	26	5,980	0.0	[12]
5.500%, 09/15/21	36	7,920	0.0	[12]
6.000%, 11/15/24	17	3,825	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
California Resources Corp., Private Placement, Sec’d Nt, 8.000%, 12/15/22[2]	$209	$80,465	0.1%
Cenovus Energy, Inc., Sr Unsec’d Nt, (Canada),
5.700%, 10/15/19	40	40,141	0.0	[12]
6.750%, 11/15/39	64	61,276	0.1
Chesapeake Energy Corp., Private Placement, Sec’d Nt, 8.000%, 12/15/22[2]	587	287,630	0.3
Cimarex Energy Co., Co Guar,
4.375%, 06/01/24	80	78,771	0.1
5.875%, 05/01/22	72	74,375	0.1
Citgo Holding, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 02/15/20[2]	287	278,390	0.3
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2]	204	196,860	0.2
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar,
6.375%, 03/15/24	31	9,920	0.0	[12]
8.500%, 12/15/19	26	11,440	0.0	[12]
Comstock Resources, Inc., Co Guar,
7.750%, 04/01/19	150	18,750	0.0	[12]
9.500%, 06/15/20	109	13,352	0.0	[12]
Comstock Resources, Inc., Private Placement, Sr Sec’d Nt, 10.000%, 03/15/20[2]	173	85,202	0.1
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	63	61,740	0.0	[12]
6.500%, 01/15/22	161	160,597	0.2
ConocoPhillips Co., Co Guar, 4.300%, 11/15/44	145	125,387	0.1
CONSOL Energy, Inc., Co Guar, 5.875%, 04/15/22	130	93,681	0.1
Continental Resources, Inc., Co Guar, 5.000%, 09/15/22	446	384,396	0.4
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar,
6.000%, 12/15/20	48	37,680	0.1
6.125%, 03/01/22	151	113,250	0.1
Diamondback Energy, Inc., Co Guar, 7.625%, 10/01/21	55	56,650	0.1
OIL, GAS & CONSUMABLE FUELS — (continued)
Encana Corp., Sr Unsec’d Nt, (Canada),
3.900%, 11/15/21	12	10,515	0.0	[12]
6.500%, 02/01/38	31	26,021	0.0	[12]
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24	250	213,750	0.3
7.500%, 10/15/20	19	18,288	0.0	[12]
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22	124	110,611	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar,
6.375%, 06/15/23	93	42,780	0.0	[12]
7.750%, 09/01/22	142	66,030	0.1
9.375%, 05/01/20	291	146,773	0.2
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.625%, 06/15/24	125	105,000	0.1
6.000%, 05/15/23	82	72,160	0.1
6.750%, 08/01/22	75	69,375	0.1
Halcon Resources Corp., Private Placement, Sec’d Nt, 13.000%, 02/15/22[2]	174	51,765	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2]	377	317,623	0.3
5.750%, 10/01/25[2]	225	193,500	0.2
7.625%, 04/15/21[2]	75	71,437	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	125	123,750	0.1
Jupiter Resources, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 8.500%, 10/01/22[2]	250	132,500	0.2
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	231	200,393	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	51,319	0.0	[12]
7.000%, 03/31/24[2]	258	152,220	0.2
MPLX LP, Private Placement, Co Guar,
4.875%, 12/01/24[2]	130	120,021	0.1
4.875%, 06/01/25[2]	333	303,640	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	$57	$37,763	0.0	% [12]
Newfield Exploration Co., Sr Unsec’d Nt,
5.375%, 01/01/26	75	68,250	0.1
5.625%, 07/01/24	151	141,563	0.1
5.750%, 01/30/22	350	341,141	0.4
NGL Energy Partners LP/NGL Energy Finance Corp., Co Guar,
5.125%, 07/15/19	53	32,065	0.0	[12]
6.875%, 10/15/21	105	61,950	0.1
NGPL PipeCo LLC, Private Placement, Sr Sec’d Nt, 9.625%, 06/01/19[2]	75	73,500	0.1
Oasis Petroleum, Inc., Co Guar,
6.875%, 03/15/22	281	207,940	0.2
7.250%, 02/01/19	52	39,650	0.1
PBF Holding Co. LLC/PBF Finance Corp., Private Placement, Sr Sec’d Nt, 7.000%, 11/15/23[2]	121	114,799	0.1
Penn Virginia Corp., Co Guar, 8.500%, 05/01/20	211	26,375	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	239	207,930	0.2
5.375%, 10/01/22	343	300,983	0.4
6.875%, 03/01/21	126	115,605	0.1
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.000%, 10/01/22	84	78,942	0.1
5.875%, 03/01/22	152	147,666	0.2
6.500%, 07/15/21	320	315,200	0.3
Rice Energy, Inc., Co Guar, 7.250%, 05/01/23	108	94,500	0.1
Rockies Express Pipeline LLC, Private Placement, Sr Unsec’d, 6.000%, 01/15/19[2]	300	292,500	0.3
RSP Permian, Inc., Co Guar, 6.625%, 10/01/22	62	61,070	0.1
Sabine Oil & Gas Corp., Co Guar, 9.750%, 02/15/17[1,4]	148	4,440	0.0	[12]
OIL, GAS & CONSUMABLE FUELS — (continued)
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24	$220	$152,282	0.2%
5.625%, 06/01/25	131	91,004	0.1
6.500%, 11/15/21	150	110,625	0.1
6.500%, 01/01/23	240	169,200	0.2
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	159	42,930	0.1
Sunoco LP/Sunoco Finance Corp., Private Placement, Co Guar, 6.375%, 04/01/23[2]	225	225,140	0.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
5.000%, 01/15/18	122	121,695	0.1
6.375%, 08/01/22	52	50,180	0.1
6.875%, 02/01/21	200	196,000	0.2
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Private Placement, Co Guar,
5.500%, 10/15/19[2]	97	96,515	0.1
6.250%, 10/15/22[2]	93	92,070	0.1
Transcontinental Gas Pipe Line Co. LLC, Private Placement, Sr Unsec’d Nt, 7.850%, 02/01/26[2]	100	114,372	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.750%, 12/15/18[2]	255	17,850	0.0	[12]
6.125%, 10/01/24[2]	171	12,825	0.0	[12]
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	243	29,160	0.0	[12]
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	65	57,688	0.1
Whiting Petroleum Corp., Co Guar, 5.000%, 03/15/19	46	31,855	0.0	[12]
Williams Partners LP/ACMP Finance Corp., Sr Unsec’d Nt,
4.875%, 05/15/23	83	72,066	0.1
6.125%, 07/15/22	156	144,857	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 09/15/24	343	238,385	0.2
6.000%, 01/15/22	593	432,890	0.5

		10,932,479	12.0

Total Energy		12,040,931	13.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FINANCIALS — 9.6%
BANKS — 3.5%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22	$200	$215,000	0.2%
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	130	136,663	0.1
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17	303	308,336	0.3
5.000%, 08/15/22	327	330,881	0.4
5.250%, 03/15/18	85	87,932	0.1
5.375%, 05/15/20	505	523,938	0.6
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23	246	249,149	0.3
6.100%, 06/10/23	535	547,972	0.6
6.125%, 12/15/22	503	533,565	0.6
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	275	290,840	0.3

		3,224,276	3.5
CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp., Sr Unsec’d Nt,
4.625%, 09/15/23	102	101,745	0.1
5.375%, 11/15/22	78	82,387	0.1

		184,132	0.2
CONSUMER FINANCE — 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co Guar, (Ireland), 4.500%, 05/15/21	200	204,374	0.2
Ally Financial, Inc., Co Guar, 8.000%, 11/01/31	307	349,980	0.4
Ally Financial, Inc., Sr Unsec’d Nt,
3.600%, 05/21/18	197	195,276	0.2
4.125%, 03/30/20	650	645,125	0.7
4.625%, 05/19/22	79	79,395	0.1
4.625%, 03/30/25	225	221,906	0.2
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,366	0.0	[12]
4.250%, 05/15/23	38	38,214	0.1

		1,756,636	1.9
DIVERSIFIED FINANCIAL SERVICES — 1.3%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	327	127,530	0.1
Argos Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 03/15/23[2]	295	313,585	0.4
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	494	214,890	0.2
MSCI, Inc., Private Placement, Co Guar, 5.250%, 11/15/24[2]	59	60,917	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	24,850	0.0	[12]
6.500%, 06/01/22	96	82,800	0.1
7.875%, 10/01/20	235	225,013	0.2
9.625%, 05/01/19	54	55,890	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	52,000	0.1
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	65	39,000	0.0	[12]

		1,196,475	1.3
INSURANCE — 0.8%
CNO Financial Group, Inc., Sr Unsec’d Nt,
4.500%, 05/30/20	59	60,180	0.1
5.250%, 05/30/25	154	157,465	0.2
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2]	93	93,465	0.1
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	216	207,360	0.2
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	218	218,000	0.2

		736,470	0.8
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/15/23[2]	39	37,927	0.0	[12]
Crown Castle International Corp., Sr Unsec’d Nt, 5.250%, 01/15/23	105	113,269	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
REAL ESTATE INVESTMENT TRUSTS (REITS) — (continued)
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	$133	$139,317	0.2%
Equinix, Inc., Sr Unsec’d Nt,
4.875%, 04/01/20	128	132,416	0.1
5.375%, 01/01/22	68	70,805	0.1
5.750%, 01/01/25	48	50,400	0.1
5.875%, 01/15/26	60	63,270	0.1
FelCor Lodging LP, Co Guar, 6.000%, 06/01/25	75	77,438	0.1
Iron Mountain, Inc., Co Guar, 5.750%, 08/15/24	191	195,775	0.2
Iron Mountain, Inc., Private Placement, Co Guar, 6.000%, 10/01/20[2]	199	209,696	0.2
RHP Hotel Properties LP/RHP Finance Corp., Co Guar,
5.000%, 04/15/21	59	60,475	0.0	[12]
5.000%, 04/15/23	65	66,463	0.1

		1,217,251	1.3
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson, Inc., Co Guar, 5.875%, 04/01/24	18	17,595	0.0	[12]
Mattamy Group Corp., Private Placement, Co Guar, (Canada), 6.500%, 11/15/20[2]	144	129,600	0.2

		147,195	0.2
THRIFTS & MORTGAGE FINANCE — 0.4%
Quicken Loans, Inc., Private Placement, Co Guar, 5.750%, 05/01/25[2]	248	240,560	0.3
Radian Group, Inc., Sr Unsec’d Nt, 7.000%, 03/15/21	76	78,698	0.1

		319,258	0.4

Total Financials		8,781,693	9.6

HEALTH CARE — 15.8%
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Alere, Inc., Co Guar, 6.500%, 06/15/20	120	122,280	0.1
Alere, Inc., Private Placement, Co Guar, 6.375%, 07/01/23[2]	47	49,350	0.1
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	521,180	0.6
HEALTH CARE EQUIPMENT & SUPPLIES — (continued)
Crimson Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 05/15/22[2]	151	112,684	0.1
Halyard Health, Inc., Co Guar, 6.250%, 10/15/22	205	204,231	0.2
Hill-Rom Holdings, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 09/01/23[2]	110	113,850	0.1
Hologic, Inc., Private Placement, Co Guar, 5.250%, 07/15/22[2]	202	210,585	0.2
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Private Placement, Co Guar, (Luxembourg),
4.875%, 04/15/20[2]	165	154,605	0.2
5.500%, 04/15/25[2]	135	119,138	0.1
5.625%, 10/15/23[2]	160	145,200	0.2
5.750%, 08/01/22[2]	222	204,517	0.2
Sterigenics-Nordion Holdings LLC, Private Placement, Sr Unsec’d Nt, 6.500%, 05/15/23[2]	60	59,850	0.1
Teleflex, Inc., Co Guar, 5.250%, 06/15/24	105	107,494	0.1

		2,124,964	2.3
HEALTH CARE PROVIDERS & SERVICES — 9.8%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22	105	106,050	0.1
5.625%, 02/15/23	70	71,050	0.1
6.125%, 03/15/21	108	111,780	0.1
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 6.500%, 03/01/24[2]	70	72,800	0.1
Amsurg Corp., Co Guar,
5.625%, 11/30/20	65	67,112	0.1
5.625%, 07/15/22	125	128,750	0.1
Centene Escrow Corp., Private Placement, Sr Unsec’d Nt,
5.625%, 02/15/21[2]	180	187,650	0.2
6.125%, 02/15/24[2]	120	126,300	0.1
CHS/Community Health Systems, Inc., Co Guar,
6.875%, 02/01/22	425	383,562	0.4
7.125%, 07/15/20	203	191,835	0.2
8.000%, 11/15/19	280	272,650	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE PROVIDERS & SERVICES — (continued)
CHS/Community Health Systems, Inc., Sr Sec’d Nt,
5.125%, 08/15/18	$45	$45,338	0.1%
5.125%, 08/01/21	110	111,375	0.1
DaVita HealthCare Partners, Inc., Co Guar,
5.000%, 05/01/25	235	232,650	0.2
5.125%, 07/15/24	170	171,700	0.2
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2]	140	142,100	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
4.125%, 10/15/20[2]	95	96,900	0.1
4.750%, 10/15/24[2]	55	55,894	0.1
5.625%, 07/31/19[2]	67	73,093	0.1
5.750%, 02/15/21[2]	90	97,425	0.1
5.875%, 01/31/22[2]	105	115,342	0.1
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	376,250	0.4
HCA, Inc., Co Guar,
5.375%, 02/01/25	377	381,124	0.4
5.875%, 05/01/23	180	188,775	0.2
5.875%, 02/15/26	160	164,800	0.2
7.500%, 02/15/22	270	305,775	0.3
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19	122	124,977	0.1
4.250%, 10/15/19	150	154,594	0.2
5.000%, 03/15/24	184	188,255	0.2
5.250%, 04/15/25	170	175,100	0.2
5.250%, 06/15/26	175	179,375	0.2
5.875%, 03/15/22	200	216,500	0.3
6.500%, 02/15/20	275	301,812	0.3
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	632	623,310	0.7
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	53	54,723	0.1
LifePoint Health, Inc., Co Guar, 5.500%, 12/01/21	144	150,480	0.2
MPH Acquisition Holdings LLC, Private Placement, Co Guar, 6.625%, 04/01/22[2]	430	447,200	0.5
Team Health, Inc., Private Placement, Co Guar, 7.250%, 12/15/23[2]	140	149,800	0.2
HEALTH CARE PROVIDERS & SERVICES — (continued)
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	75,375	0.1
4.750%, 06/01/20	75	76,875	0.1
6.000%, 10/01/20	173	184,245	0.2
6.250%, 11/01/18	105	111,825	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
5.000%, 03/01/19	108	106,785	0.1
5.500%, 03/01/19	500	495,000	0.6
6.750%, 02/01/20	30	30,000	0.0	[12]
6.750%, 06/15/23	185	177,138	0.2
8.000%, 08/01/20	288	296,280	0.3
8.125%, 04/01/22	303	311,711	0.3
Universal Health Services, Inc., Private Placement, Sr Sec’d Nt,
3.750%, 08/01/19[2]	32	32,840	0.0	[12]
4.750%, 08/01/22[2]	47	47,823	0.1

		8,990,103	9.8
HEALTH CARE TECHNOLOGY — 0.4%
Emdeon, Inc., Private Placement, Co Guar, 6.000%, 02/15/21[2]	145	141,375	0.2
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	184,950	0.2

		326,325	0.4
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Quintiles Transnational Corp., Private Placement, Co Guar, 4.875%, 05/15/23[2]	120	123,108	0.1

PHARMACEUTICALS — 3.2%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.000%, 05/15/19[2]	90	90,450	0.1
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12[1,4,16]	2,805	280	0.0	[12]
Concordia Healthcare Corp., Private Placement, Co Guar, (Canada), 7.000%, 04/15/23[2]	445	381,587	0.4
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	105	99,488	0.1
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Private Placement, Co Guar, (Ireland),
6.000%, 07/15/23[2]	285	268,256	0.3
6.000%, 02/01/25[2]	215	201,563	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
PHARMACEUTICALS — (continued)
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.375%, 03/15/20[2]	$295	$240,425	0.3%
5.500%, 03/01/23[2]	112	88,060	0.1
5.625%, 12/01/21[2]	65	51,188	0.1
5.875%, 05/15/23[2]	574	449,872	0.5
6.125%, 04/15/25[2]	576	443,520	0.5
6.375%, 10/15/20[2]	130	107,900	0.1
6.750%, 08/15/18[2]	147	133,403	0.1
7.000%, 10/01/20[2]	280	235,200	0.3
7.500%, 07/15/21[2]	152	126,634	0.1

		2,917,826	3.2

Total Health Care		14,482,326	15.8

INDUSTRIALS — 13.9%
AEROSPACE & DEFENSE — 0.6%
Aerojet Rocketdyne Holdings, Inc., Sec’d Nt, 7.125%, 03/15/21	65	67,438	0.1
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	88	76,340	0.1
5.500%, 09/15/18[2]	56	51,520	0.1
6.125%, 01/15/23[2]	55	41,662	0.0	[12]
Orbital ATK, Inc., Co Guar, 5.250%, 10/01/21	93	96,488	0.1
Orbital ATK, Inc., Private Placement, Co Guar, 5.500%, 10/01/23[2]	35	36,750	0.0	[12]
TransDigm, Inc., Co Guar, 6.000%, 07/15/22	228	227,145	0.2

		597,343	0.6
AIRLINES — 0.8%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	469	511,717	0.5
U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	145	149,473	0.2
UAL 2007-1 Pass-Through Trust, Private Placement, Series B, 7.336%, 07/02/19[2]	60	62,073	0.1

		723,263	0.8
BUILDING PRODUCTS — 1.3%
Masco Corp., Sr Unsec’d Nt,
4.450%, 04/01/25	113	117,215	0.1
5.950%, 03/15/22	43	47,300	0.1
7.125%, 03/15/20	10	11,512	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 5.625%, 03/15/23[2]	107	111,815	0.1
NCI Building Systems, Inc., Private Placement, Co Guar, 8.250%, 01/15/23[2]	140	147,350	0.2
Standard Industries, Inc., Private Placement, Sr Unsec’d Nt,
5.125%, 02/15/21[2]	57	58,354	0.1
5.500%, 02/15/23[2]	97	99,183	0.1
6.000%, 10/15/25[2]	125	132,187	0.1
Summit Materials LLC/Summit Materials Finance Corp., Co Guar, 6.125%, 07/15/23	399	379,050	0.4
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	98,800	0.1

		1,202,766	1.3
COMMERCIAL SERVICES & SUPPLIES — 3.4%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	63,450	0.1
ADT Corp. (The), Sr Unsec’d Nt,
4.125%, 06/15/23	496	432,140	0.5
6.250%, 10/15/21	81	81,405	0.1
Aramark Services, Inc., Co Guar, 5.750%, 03/15/20	65	67,031	0.1
Aramark Services, Inc., Private Placement, Co Guar, 5.125%, 01/15/24[2]	45	47,419	0.0	[12]
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	350	355,031	0.4
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	77,600	0.1
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2]	385	296,450	0.3
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2]	180	160,200	0.2
9.750%, 08/01/18[2]	35	34,475	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
COMMERCIAL SERVICES & SUPPLIES — (continued)
ILFC E-Capital Trust I, Private Placement, VAR, 4.240%, 12/21/65[2]	$450	$364,500	0.4%
ILFC E-Capital Trust II, Private Placement, VAR, 4.490%, 12/21/65[2]	520	421,200	0.5
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Private Placement, Co Guar, 6.375%, 08/01/23[2]	205	210,494	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	85,698	0.1
Quad/Graphics, Inc., Co Guar, 7.000%, 05/01/22	125	103,750	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 01/15/16[1,4]	1,415	—	0.0
6.500%, 08/01/27[1,4]	810	—	0.0
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.500%, 11/15/23	19	16,245	0.0	[12]
7.000%, 02/15/22	75	69,375	0.1
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2]	230	210,979	0.2

		3,097,442	3.4
CONSTRUCTION & ENGINEERING — 1.5%
AECOM, Co Guar,
5.750%, 10/15/22	200	207,500	0.2
5.875%, 10/15/24	360	370,800	0.4
MasTec, Inc., Co Guar, 4.875%, 03/15/23	560	480,200	0.5
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	359	353,615	0.4

		1,412,115	1.5
ELECTRICAL EQUIPMENT — 0.6%
EnerSys, Private Placement, Co Guar, 5.000%, 04/30/23[2]	65	62,725	0.1
International Wire Group Holdings, Inc., Private Placement, Sec’d Nt, 8.500%, 10/15/17[2]	135	134,494	0.2
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands),
4.875%, 10/15/23[2]	117	117,585	0.1
5.000%, 10/01/25[2]	138	139,035	0.1
5.625%, 11/01/24[2]	56	58,240	0.1

		512,079	0.6
MACHINERY — 1.1%
ATS Automation Tooling Systems, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 06/15/23[2]	182	187,232	0.2
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	215	198,069	0.2
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	500	200,000	0.2
Gardner Denver, Inc., Private Placement, Sr Unsec’d Nt, 6.875%, 08/15/21[2]	115	94,013	0.1
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	289	265,880	0.3
Oshkosh Corp., Co Guar, 5.375%, 03/01/25	59	59,442	0.1

		1,004,636	1.1
MARINE — 0.5%
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., Private Placement, Sr Sec’d Nt, 7.375%, 01/15/22[2]	355	127,800	0.1
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 7.250%, 05/01/22[2]	273	176,085	0.2
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	83,750	0.1
Ultrapetrol Bahamas Ltd., Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21[1,4]	437	89,585	0.1

		477,220	0.5
PROFESSIONAL SERVICES — 0.1%
IHS, Inc., Co Guar, 5.000%, 11/01/22	70	72,538	0.1

ROAD & RAIL — 0.5%
Ashtead Capital, Inc., Private Placement, Sec’d Nt,
5.625%, 10/01/24[2]	200	207,000	0.2
6.500%, 07/15/22[2]	200	212,500	0.3
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Co Guar, 6.375%, 04/01/24[2]	42	42,048	0.0	[12]

		461,548	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
TRADING COMPANIES & DISTRIBUTORS — 3.5%
Ahern Rentals, Inc., Private Placement, Sec’d Nt, 7.375%, 05/15/23[2]	$167	$115,230	0.1%
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
5.000%, 04/01/23	73	73,365	0.1
6.250%, 12/01/19	30	32,587	0.0	[12]
7.625%, 04/15/20	200	226,000	0.3
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	285	289,275	0.3
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	310	328,988	0.4
HD Supply, Inc., Private Placement, Co Guar, 5.750%, 04/15/24[2,18]	84	86,310	0.1
HD Supply, Inc., Private Placement, Sr Sec’d Nt, 5.250%, 12/15/21[2]	155	162,750	0.2
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	21,525	0.0	[12]
8.250%, 12/15/20	888	1,036,740	1.2
United Rentals North America, Inc., Co Guar,
5.500%, 07/15/25	178	177,073	0.2
5.750%, 11/15/24	25	25,000	0.0	[12]
6.125%, 06/15/23	447	461,527	0.5
Univar USA, Inc., Private Placement, Co Guar, 6.750%, 07/15/23[2]	145	141,556	0.1

		3,177,926	3.5

Total Industrials		12,738,876	13.9

INFORMATION TECHNOLOGY — 8.4%
COMMUNICATIONS EQUIPMENT — 1.6%
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29	173	183,812	0.2
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	268	82,410	0.1
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2]	560	378,000	0.4
CommScope Technologies Finance LLC, Private Placement, Sr Unsec’d Nt, 6.000%, 06/15/25[2]	114	115,069	0.1
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	23,172	0.0	[12]
5.500%, 06/15/24[2]	222	224,220	0.3
COMMUNICATIONS EQUIPMENT — (continued)
CommScope, Inc., Private Placement, Sr Sec’d Nt, 4.375%, 06/15/20[2,18]	34	34,935	0.0	[12]
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	413	148,680	0.2
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19	101	108,070	0.1
6.625%, 05/15/39	100	104,000	0.1
Plantronics, Inc., Private Placement, Co Guar, 5.500%, 05/31/23[2]	95	93,338	0.1

		1,495,706	1.6
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Anixter, Inc., Private Placement, Co Guar, 5.500%, 03/01/23[2]	140	141,750	0.2
Belden, Inc., Private Placement, Co Guar,
5.250%, 07/15/24[2]	53	50,615	0.1
5.500%, 09/01/22[2]	15	15,075	0.0	[12]
CDW LLC/CDW Finance Corp., Co Guar,
5.000%, 09/01/23	55	55,550	0.1
6.000%, 08/15/22	101	106,744	0.1
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	45	46,012	0.0	[12]
Zebra Technologies Corp., Sr Unsec’d Nt, 7.250%, 10/15/22	191	207,235	0.2

		622,981	0.7
INTERNET SOFTWARE & SERVICES — 0.5%
Blue Coat Holdings, Inc., Private Placement, Sr Unsec’d Nt, 8.375%, 06/01/23[2]	87	89,653	0.1
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	35	35,919	0.1
VeriSign, Inc., Sr Unsec’d Nt,
4.625%, 05/01/23	111	112,110	0.1
5.250%, 04/01/25	191	192,433	0.2

		430,115	0.5
IT SERVICES — 2.0%
Alliance Data Systems Corp., Private Placement, Co Guar, 5.375%, 08/01/22[2]	160	150,000	0.2
First Data Corp., Private Placement, Co Guar, 7.000%, 12/01/23[2]	670	676,700	0.7
First Data Corp., Private Placement, Sec’d Nt, 5.750%, 01/15/24[2]	300	299,970	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
IT SERVICES — (continued)
First Data Corp., Private Placement, Sr Sec’d Nt,
5.000%, 01/15/24[2]	$305	$305,381	0.3%
5.375%, 08/15/23[2]	145	148,625	0.2
6.750%, 11/01/20[2]	260	273,390	0.3

		1,854,066	2.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
6.750%, 03/01/19	235	188,000	0.2
7.000%, 07/01/24	196	128,380	0.1
7.500%, 08/15/22	97	66,445	0.1
7.750%, 08/01/20	85	59,075	0.1
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	55,825	0.1
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt,
5.000%, 05/15/21[2]	115	119,025	0.1
6.000%, 01/15/22[2]	58	61,480	0.1
Micron Technology, Inc., Co Guar, 5.875%, 02/15/22	50	43,250	0.0	[12]
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/23[2]	11	8,993	0.0	[12]
5.625%, 01/15/26[2]	82	64,780	0.1
Micron Technology, Inc., Sr Unsec’d Nt, 5.500%, 02/01/25	138	111,866	0.1
Microsemi Corp., Private Placement, Co Guar, 9.125%, 04/15/23[2]	132	144,870	0.2
NXP BV/NXP Funding LLC, Private Placement, Co Guar, (Netherlands),
4.125%, 06/15/20[2]	218	220,180	0.2
4.625%, 06/15/22[2]	257	263,746	0.3
5.750%, 03/15/23[2]	200	211,500	0.2
Qorvo, Inc., Private Placement, Co Guar, 6.750%, 12/01/23[2]	166	171,395	0.2

		1,918,810	2.1
SOFTWARE — 1.1%
Activision Blizzard, Inc., Private Placement, Co Guar, 6.125%, 09/15/23[2]	35	37,537	0.0	[12]
SOFTWARE — (continued)
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, 7.125%, 05/01/21[2]	108	80,730	0.1
Infor US, Inc., Co Guar, 6.500%, 05/15/22	143	130,130	0.1
Infor U.S., Inc., Private Placement, Sr Sec’d Nt, 5.750%, 08/15/20[2]	39	40,170	0.0	[12]
Informatica LLC, Private Placement, Sr Unsec’d Nt, 7.125%, 07/15/23[2]	148	142,820	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	223	226,206	0.3
Open Text Corp., Private Placement, Co Guar, (Canada), 5.625%, 01/15/23[2]	75	76,500	0.1
Solera LLC/Solera Finance, Inc., Private Placement, Sr Unsec’d Nt, 10.500%, 03/01/24[2]	140	140,700	0.2
SS&C Technologies Holdings, Inc., Private Placement, Co Guar, 5.875%, 07/15/23[2]	97	100,153	0.1

		974,946	1.1
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp., Co Guar,
5.000%, 07/15/22	35	34,650	0.0	[12]
5.875%, 12/15/21	15	15,337	0.0	[12]
6.375%, 12/15/23	40	41,200	0.1
Western Digital Corp., Private Placement, Sr Sec’d Nt, 7.375%, 04/01/23[2,18]	97	98,940	0.1
Western Digital Corp., Private Placement, Sr Unsec’d Nt, 10.500%, 04/01/24[2,18]	209	209,523	0.2

		399,650	0.4

Total Information Technology		7,696,274	8.4

MATERIALS — 16.2%
CHEMICALS — 4.1%
Ashland, Inc., Co Guar, 4.750%, 08/15/22	193	195,895	0.2
Axiall Corp., Co Guar, 4.875%, 05/15/23	181	176,813	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS — (continued)
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	$215	$278,682	0.3%
Blue Cube Spinco, Inc., Private Placement, Co Guar,
9.750%, 10/15/23[2]	332	379,310	0.4
10.000%, 10/15/25[2]	290	331,325	0.4
GCP Applied Technologies, Inc., Private Placement, Co Guar, 9.500%, 02/01/23[2]	167	181,195	0.2
Hexion, Inc., Sr Sec’d Nt,
6.625%, 04/15/20	645	535,350	0.6
10.000%, 04/15/20	98	88,200	0.1
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21	135	155,279	0.2
Momentive Performance Materials, Inc., Sr Sec’d Nt,
3.880%, 10/24/21	150	108,375	0.1
8.875%, 10/15/20[1,4]	150	—	0.0
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.000%, 05/01/25[2]	81	78,773	0.1
5.250%, 08/01/23[2]	50	48,875	0.0	[12]
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	162,680	0.2
PolyOne Corp., Sr Unsec’d Nt, 5.250%, 03/15/23	242	240,790	0.3
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt,
8.000%, 12/01/18[2]	140	116,200	0.1
8.250%, 01/15/21[2]	200	142,000	0.2
Scotts Miracle-Gro Co. (The), Private Placement, Co Guar, 6.000%, 10/15/23[2]	100	105,500	0.1
Tronox Finance LLC, Co Guar, 6.375%, 08/15/20	11	8,456	0.0	[12]
Tronox Finance LLC, Private Placement, Co Guar, 7.500%, 03/15/22[2]	365	273,750	0.3
CHEMICALS — (continued)
WR Grace & Co.-Conn, Private Placement, Co Guar,
5.125%, 10/01/21[2]	102	106,080	0.1
5.625%, 10/01/24[2]	33	34,403	0.0	[12]

		3,747,931	4.1
CONSTRUCTION MATERIALS — 3.1%
Cemex Espana S.A., Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	510	535,500	0.6
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	530	500,850	0.6
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
5.700%, 01/11/25[2]	250	228,437	0.3
6.125%, 05/05/25[2]	200	186,250	0.2
7.250%, 01/15/21[2]	200	207,500	0.2
7.750%, 04/16/26[2]	393	402,334	0.4
Headwaters, Inc., Co Guar, 7.250%, 01/15/19	215	221,450	0.2
U.S. Concrete, Inc., Sr Sec’d Nt, 8.500%, 12/01/18	100	104,000	0.1
Vulcan Materials Co., Sr Unsec’d Nt,
4.500%, 04/01/25	163	167,483	0.2
7.500%, 06/15/21	230	272,550	0.3

		2,826,354	3.1
CONTAINERS & PACKAGING — 2.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	206,000	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	33,618	0.0	[12]
Ball Corp., Co Guar,
5.000%, 03/15/22	150	156,750	0.2
5.250%, 07/01/25	128	134,400	0.1
Berry Plastics Corp., Sec’d Nt, 5.125%, 07/15/23	225	226,687	0.3
Cascades, Inc., Private Placement, Co Guar, (Canada), 5.500%, 07/15/22[2]	135	129,853	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONTAINERS & PACKAGING — (continued)
Cascades, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 5.750%, 07/15/23[2]	$105	$99,094	0.1%
Constar International, Inc., 11.000%, 12/31/17[1,4]	228	23,922	0.0	[12]
Owens-Brockway Glass Container, Inc., Private Placement, Co Guar,
5.000%, 01/15/22[2]	85	86,919	0.1
5.375%, 01/15/25[2]	159	157,808	0.2
5.875%, 08/15/23[2]	48	50,010	0.1
6.375%, 08/15/25[2]	29	30,486	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar, 8.250%, 02/15/21	100	102,500	0.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 5.750%, 10/15/20	360	369,450	0.4
Sealed Air Corp., Private Placement, Co Guar,
4.875%, 12/01/22[2]	85	88,400	0.1
5.125%, 12/01/24[2]	85	88,188	0.1
6.500%, 12/01/20[2]	120	135,600	0.1

		2,119,685	2.3
METALS & MINING — 6.4%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	155	148,800	0.2
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24	385	365,149	0.4
5.400%, 04/15/21	100	101,594	0.1
5.720%, 02/23/19	110	114,400	0.1
5.900%, 02/01/27	92	87,400	0.1
6.150%, 08/15/20	50	52,000	0.1
6.750%, 01/15/28	68	66,280	0.1
Aleris International, Inc., Co Guar, 7.625%, 02/15/18	71	72,420	0.1
Aleris International, Inc., Private Placement, Sr Sec’d Nt, 9.500%, 04/01/21[2]	85	86,647	0.1
Allegheny Technologies, Inc., Sr Unsec’d Nt, 7.875%, 08/15/23	101	84,082	0.1
Anglo American Capital plc, Private Placement, Co Guar, (United Kingdom), 4.450%, 09/27/20[2]	100	87,500	0.1
METALS & MINING — (continued)
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
6.500%, 03/01/21	30	29,550	0.0	[12]
7.250%, 02/25/22	340	336,430	0.4
8.000%, 10/15/39	530	461,100	0.5
10.850%, 06/01/19	365	407,887	0.4
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	210	168,525	0.2
Commercial Metals Co., Sr Unsec’d Nt, 4.875%, 05/15/23	75	66,375	0.1
First Quantum Minerals Ltd., Private Placement, Co Guar, (Canada),
6.750%, 02/15/20[2]	184	126,040	0.1
7.000%, 02/15/21[2]	54	36,180	0.1
Freeport-McMoRan, Inc., Co Guar,
3.100%, 03/15/20	165	123,750	0.1
3.875%, 03/15/23	480	325,200	0.4
5.400%, 11/14/34	26	15,925	0.0	[12]
5.450%, 03/15/43	494	302,575	0.3
Hecla Mining Co., Co Guar, 6.875%, 05/01/21	205	165,025	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	64	45,440	0.0	[12]
Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	100	86,000	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	271,440	0.3
Lundin Mining Corp., Private Placement, Sr Sec’d Nt, (Canada),
7.500%, 11/01/20[2]	107	102,185	0.1
7.875%, 11/01/22[2]	120	114,000	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 6.250%, 11/15/22[2]	261	220,545	0.2
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	432,990	0.5
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	100	87,000	0.1
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Co Guar, 6.375%, 05/01/22[2]	150	136,313	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINING — (continued)
Steel Dynamics, Inc., Co Guar,
5.125%, 10/01/21	$90	$90,900	0.1%
5.250%, 04/15/23	202	202,505	0.2
5.500%, 10/01/24	30	30,375	0.1
6.375%, 08/15/22	108	111,240	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	95	49,400	0.1

		5,811,167	6.4
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2]	110	107,387	0.1
Hardwoods Acquisition, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	205	139,400	0.1
NWH Escrow Corp., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	105	68,775	0.1

		315,562	0.3

Total Materials		14,820,699	16.2

TELECOMMUNICATION SERVICES — 15.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.7%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg),
6.500%, 01/15/22[2]	200	202,725	0.2
6.625%, 02/15/23[2]	200	200,500	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.125%, 02/15/23	28	28,560	0.0	[12]
5.750%, 09/01/23	19	19,713	0.0	[12]
6.625%, 01/31/22	221	232,602	0.3
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, Co Guar,
5.375%, 05/01/25[2]	34	34,595	0.1
5.875%, 04/01/24[2]	534	559,365	0.6
Cincinnati Bell, Inc., Co Guar, 8.375%, 10/15/20	330	334,950	0.4
Consolidated Communications, Inc., Co Guar, 6.500%, 10/01/22	153	133,492	0.1
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36	1,358	1,311,068	1.4
Frontier Communications Corp., Private Placement, Sr Unsec’d Nt,
8.875%, 09/15/20[2]	55	57,131	0.1
10.500%, 09/15/22[2]	205	210,125	0.2
11.000%, 09/15/25[2]	443	445,215	0.5
Frontier Communications Corp., Sr Unsec’d Nt,
7.125%, 03/15/19	110	113,025	0.1
8.500%, 04/15/20	407	421,001	0.5
8.750%, 04/15/22	134	130,650	0.1
9.250%, 07/01/21	257	262,140	0.3
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	199	119,897	0.1
7.250%, 04/01/19	122	89,975	0.1
7.250%, 10/15/20	195	125,775	0.2
Intelsat Jackson Holdings S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 8.000%, 02/15/24[2]	170	175,100	0.2
Intelsat Luxembourg S.A., Co Guar, (Luxembourg), 7.750%, 06/01/21	225	66,937	0.1
Level 3 Communications, Inc., Sr Unsec’d Nt, 5.750%, 12/01/22	307	316,978	0.4
Level 3 Financing, Inc., Co Guar,
5.125%, 05/01/23	75	75,844	0.1
5.375%, 08/15/22	96	97,489	0.1
5.375%, 05/01/25	150	151,875	0.2
5.625%, 02/01/23	123	126,382	0.1
7.000%, 06/01/20	95	99,104	0.1
Level 3 Financing, Inc., Private Placement, Co Guar,
5.250%, 03/15/26[2]	55	55,413	0.1
5.375%, 01/15/24[2]	123	124,537	0.1
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	360	300,600	0.3
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	54,680	0.1
SBA Communications Corp., Sr Unsec’d Nt, 4.875%, 07/15/22	175	177,188	0.2
Sprint Capital Corp., Co Guar,
6.875%, 11/15/28	165	120,450	0.1
8.750%, 03/15/32	366	286,395	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 5.375%, 01/15/25[2]	$200		$202,500	0.2%
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 5.375%, 04/15/21[2]	360		375,300	0.4
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 7.375%, 04/23/21[2]	222		200,910	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 4.750%, 07/15/20[2]	200		189,000	0.2
Windstream Services LLC, Co Guar,
7.500%, 06/01/22	81		62,168	0.1
7.500%, 04/01/23	167		124,832	0.1
7.750%, 10/01/21	75		61,172	0.1
Zayo Group LLC/Zayo Capital, Inc., Co Guar,
6.000%, 04/01/23	225		224,577	0.2
10.125%, 07/01/20	82		87,740	0.1
Zayo Group LLC/Zayo Capital, Inc., Private Placement, Co Guar, 6.375%, 05/15/25[2,18]	65		63,544	0.1

			8,853,219	9.7
WIRELESS TELECOMMUNICATION SERVICES — 5.4%
SoftBank Group Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2]	400		405,500	0.4
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93		93,000	0.1
9.000%, 11/15/18[2]	575		602,312	0.7
Sprint Communications, Inc., Sr Unsec’d Nt,
7.000%, 08/15/20	400		318,000	0.3
9.125%, 03/01/17	61		62,068	0.1
11.500%, 11/15/21	72		64,080	0.1
Sprint Corp., Co Guar,
7.125%, 06/15/24	829		615,533	0.7
7.250%, 09/15/21	182		139,002	0.1
7.625%, 02/15/25	316		234,630	0.3
7.875%, 09/15/23	353		269,971	0.3
WIRELESS TELECOMMUNICATION SERVICES — (continued)
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18	95		97,137	0.1
6.000%, 03/01/23	102		104,168	0.1
6.000%, 04/15/24	54		54,675	0.1
6.125%, 01/15/22	167		172,427	0.2
6.250%, 04/01/21	224		235,155	0.3
6.375%, 03/01/25	102		104,423	0.1
6.500%, 01/15/24	43		44,720	0.0	[12]
6.500%, 01/15/26	153		158,929	0.2
6.625%, 11/15/20	180		185,850	0.2
6.625%, 04/01/23	274		288,385	0.3
6.633%, 04/28/21	246		257,070	0.3
6.731%, 04/28/22	221		230,901	0.2
6.836%, 04/28/23	201		212,055	0.2

			4,949,991	5.4

Total Telecommunication Services			13,803,210	15.1

UTILITIES — 4.2%
ELECTRIC UTILITIES — 0.1%
Terraform Global Operating LLC, Private Placement, Co Guar, 9.750%, 08/15/22[2]	128		96,000	0.1
Texas Competitive Electric, Co Guar, VAR, 3.977%, 10/01/20	125		36,250	0.0	[12]

			132,250	0.1
GAS UTILITIES — 1.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/20/21	70		71,050	0.1
Ferrellgas LP/Ferrellgas Finance Corp., Private Placement, Co Guar, 6.750%, 06/15/23[2]	176		154,440	0.2
PBF Logistics LP/PBF Logistics Finance Corp., Co Guar, 6.875%, 05/15/23	91		84,858	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Co Guar,
5.625%, 07/15/22	78		51,870	0.1
5.625%, 11/15/23	78		50,700	0.0	[12]
Rose Rock Midstream LP/Rose Rock Finance Corp., Private Placement, Co Guar, 5.625%, 11/15/23[2]	—	[11]	177	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
GAS UTILITIES — (continued)
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 02/01/21	$100	$96,125	0.1%
5.625%, 04/15/23	447	424,650	0.5
5.625%, 03/01/25	144	137,340	0.1
5.750%, 05/15/24	125	119,375	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt,
5.500%, 06/01/24	75	72,375	0.1
7.375%, 08/01/21	45	45,788	0.0	[12]

		1,308,748	1.4
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.7%
AES Corp., Sr Unsec’d Nt,
5.500%, 03/15/24	269	262,947	0.3
5.500%, 04/15/25	150	144,750	0.1
Calpine Corp., Private Placement, Sr Sec’d Nt, 5.875%, 01/15/24[2]	74	77,700	0.1
Calpine Corp., Sr Unsec’d Nt,
5.500%, 02/01/24	150	144,000	0.2
5.750%, 01/15/25	131	125,760	0.1
Dynegy, Inc., Co Guar,
5.875%, 06/01/23	347	289,745	0.3
7.375%, 11/01/22	260	240,500	0.3
7.625%, 11/01/24	70	63,525	0.1
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	187,050	0.2
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	184,275	0.2
NRG Energy, Inc., Co Guar,
6.250%, 07/15/22	75	69,750	0.1
6.250%, 05/01/24	175	160,563	0.2
6.625%, 03/15/23	214	199,621	0.2
Talen Energy Supply LLC, Private Placement, Sr Unsec’d Nt, 4.625%, 07/15/19[2]	100	86,750	0.1
TerraForm Power Operating LLC, Private Placement, Co Guar,
5.875%, 02/01/23[2]	162	131,220	0.1
6.125%, 06/15/25[2]	69	53,820	0.1

		2,421,976	2.7

Total Utilities		3,862,974	4.2

Total Corporate Bonds
(Cost $130,290,783)		118,749,433	129.8

LOAN ASSIGNMENTS — 9.6%
CONSUMER DISCRETIONARY — 3.1%
AUTOMOBILES — 0.1%
Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	130	129,277	0.1

HOTELS, RESTAURANTS & LEISURE — 0.5%
Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	130	130,216	0.1
Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20^	45	44,719	0.1
Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	68	66,159	0.1
Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	219	217,806	0.2

		458,900	0.5
LEISURE PRODUCTS — 0.3%
Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	213	195,029	0.2
FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	123	94,546	0.1

		289,575	0.3
MEDIA — 1.6%
CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	415	414,934	0.5
EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22^	45	44,764	0.0	[12]
Entercom Radio LLC, Term B-2 Loan, VAR, 4.001%, 11/23/18	63	62,810	0.1
Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21^	45	44,831	0.0	[12]
iHeartCommunications, Inc., Term Loan D, VAR, 7.183%, 01/30/19^	362	250,765	0.3
iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.933%, 07/30/19	454	313,020	0.3
Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20^	45	44,921	0.1
NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 10.000%, 07/22/20	38	35,132	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA — (continued)
Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	$96	$95,236	0.1%
Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	78	76,699	0.1
Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	81	80,351	0.1

		1,463,463	1.6
MULTILINE RETAIL — 0.3%
J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	245	245,616	0.3

SPECIALTY RETAIL — 0.3%
J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	200	154,832	0.2
Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	128	127,001	0.1

		281,833	0.3

Total Consumer Discretionary		2,868,664	3.1

CONSUMER STAPLES — 0.7%
FOOD & STAPLES RETAILING — 0.6%
Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	457	457,102	0.5
Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,093	0.1

		502,195	0.6
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	115	114,613	0.1

Total Consumer Staples		616,808	0.7

ENERGY — 0.3%
ENERGY EQUIPMENT & SERVICES — 0.1%
Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	96	43,252	0.1

OIL, GAS & CONSUMABLE FUELS — 0.2%
Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	38	37,437	0.0	[12]
Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	175	30,406	0.0	[12]
OIL, GAS & CONSUMABLE FUELS — (continued)
Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	55	49,780	0.1
Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 12.000%, 12/31/18[1,4]	250	6,250	0.0	[12]
Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	74	68,588	0.1

		192,461	0.2

Total Energy		235,713	0.3

FINANCIALS — 0.5%
CONSUMER FINANCE — 0.3%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	254	241,443	0.3

DIVERSIFIED FINANCIAL SERVICES — 0.2%
ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	192	184,727	0.2

Total Financials		426,170	0.5

HEALTH CARE — 0.5%
HEALTH CARE PROVIDERS & SERVICES — 0.2%
inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	169	168,089	0.2

PHARMACEUTICALS — 0.3%
Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	175	169,631	0.2
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	124	116,686	0.1

		286,317	0.3

Total Health Care		454,406	0.5

INDUSTRIALS — 0.8%
BUILDING PRODUCTS — 0.2%
Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	196	193,890	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONSTRUCTION & ENGINEERING — 0.0%[12]
Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	$32	$31,870	0.0	% [12]

INDUSTRIAL CONGLOMERATES — 0.3%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	430	273,585	0.3

MARINE — 0.2%
American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	130	115,700	0.1
Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	91	41,385	0.0	[12]
Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	90	42,300	0.1

		199,385	0.2
ROAD & RAIL — 0.1%
Gruden Acquisition, Inc., 2nd Lien Term Loan, VAR, 9.500%, 08/18/23	114	82,650	0.1

Total Industrials		781,380	0.8

INFORMATION TECHNOLOGY — 1.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	317	316,475	0.3

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	76	75,474	0.1
Solar Winds Holdings, Inc., 1st Lien US Term Loan, VAR, 6.500%, 02/03/23	100	98,833	0.1

		174,307	0.2
IT SERVICES — 0.3%
First Data Corp., Term Loan, VAR, 3.932%, 09/24/18	264	263,147	0.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Avago Technologies Ltd., Term B-1 Dollar Loan, (Singapore), VAR, 4.250%, 02/01/23	300	298,329	0.3
Microsemi Corp., Term B Loan, VAR, 5.250%, 01/15/23	212	212,991	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (continued)
NXP B.V./NXP Funding LLC, Tranche B Loan, (Netherlands), VAR, 3.750%, 12/07/20	100	99,906	0.1
On Semiconductor Corp. Term Loan B, VAR, 03/03/23^	86	86,027	0.1

		697,253	0.8

Total Information Technology		1,451,182	1.6

MATERIALS — 0.5%
CONSTRUCTION MATERIALS — 0.1%
Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	44	44,155	0.1

CONTAINERS & PACKAGING — 0.1%
Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21^	45	44,816	0.0	[12]
Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	69	69,421	0.1

		114,237	0.1
METALS & MINING — 0.3%
Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	149	144,772	0.1
FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 4.250%, 06/30/19	183	154,262	0.2

		299,034	0.3

Total Materials		457,426	0.5

TELECOMMUNICATION SERVICES — 0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	147	146,845	0.2
Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	177	173,625	0.2
UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	190	188,269	0.2
Windstream Term Loan B-6, VAR, 5.750%, 03/29/21	129	127,540	0.1

Total Telecommunication Services		636,279	0.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
UTILITIES — 0.9%
ELECTRIC UTILITIES — 0.9%
Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	$89		$88,445	0.1%
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16[1,4]	127		126,798	0.1
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.918%, 10/10/17[1,4]	1,335		380,516	0.4
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.918%, 06/30/16[1,4]	925		257,501	0.3

Total Utilities			853,260	0.9

Total Loan Assignments
(Cost $11,118,591)			8,781,288	9.6

PREFERRED SECURITIES — 2.9%
FINANCIALS — 2.9%
BANKS — 2.6%
Bank of America Corp., Jr Sub Nt, Series AA, VAR, 6.100%, 03/17/25[14]	254		250,190	0.3
Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18[14]	205		204,584	0.2
Citigroup, Inc., Co Guar, Series R, VAR, 6.125%, 11/15/20[14]	85		85,210	0.1
Citigroup, Inc., Jr Sub Nt,
Series O, VAR, 5.875%, 03/27/20[14]	135		130,444	0.2
Series P, VAR, 5.950%, 05/15/25[14]	100		96,250	0.1
Series Q, VAR, 5.950%, 08/15/20[14]	370		354,090	0.4
VAR, 5.950%, 01/30/23[14]	235		226,407	0.2
Credit Agricole S.A., Private Placement, Jr Sub Nt, (France), VAR, 6.625%, 09/23/19[2,14]	200		187,952	0.2
VAR, 8.125%, 12/23/25[2,14]	200		199,516	0.2
Royal Bank of Scotland Group plc, Jr Sub Nt, (United Kingdom),
VAR, 7.500%, 08/10/20[14]	257		239,010	0.2
VAR, 8.000%, 08/10/25[14]	200		190,700	0.2
BANKS — (continued)
Societe Generale S.A., Private Placement, Jr Sub Nt, (France), VAR, 8.000%, 09/29/25[2,14]	265		257,050	0.3

			2,421,403	2.6
CAPITAL MARKETS — 0.3%
Goldman Sachs Group, Inc. (The), Jr Sub Nt, Series M, VAR, 5.375%, 05/10/20[14]	264		255,394	0.3

Total Financials			2,676,797	2.9

Total Preferred Securities
(Cost $2,771,911)			2,676,797	2.9

ASSET-BACKED SECURITIES — 0.5%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.933%, 09/25/34	2		1,506	0.0	[12]
Unipac IX LLC, 13.000%, 05/15/16	504		462,759	0.5

Total Asset-Backed Securities
(Cost $505,219)			464,265	0.5

Total Fixed Income Investments
(Cost $144,762,754)			130,745,574	142.9

PREFERRED STOCKS — 1.1%
CONSUMER DISCRETIONARY — 0.3%
MEDIA — 0.3%
Spanish Broadcasting System, Inc., Pfd, Series B, 10.750%, 05/04/16[1,15] ($1,000 par value)	—	[11]	253,300	0.3

FINANCIALS — 0.8%
CONSUMER FINANCE — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 6.402%, 02/15/40[1] ($25 par value)	4		88,236	0.1

INSURANCE — 0.7%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42[1] ($25 par value)	6		186,540	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
INSURANCE — (continued)
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.742%, 05/02/16[1,15] ($1,000 par value)	$1		$483,806	0.5%

			670,346	0.7

Total Financials			758,582	0.8

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1	—	[11]	—	0.0

MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd, Class A1	—	[11]	—	0.0

Total Preferred Stocks
(Cost $1,178,222)			1,011,882	1.1

COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%[12]
MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,2]	—	[11]	33,263	0.0	[12]

SPECIALTY RETAIL — 0.0%[12]
Nebraska Book Holdings, Inc.[1]	8		8,455	0.0	[12]

Total Consumer Discretionary			41,718	0.0	[12]

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust, Contingent Value	1,297		1	0.0	[12]

INSURANCE — 0.0%[12]
Jupiter Holding I Corp.[1]	1		15,000	0.0	[12]

Total Financials			15,001	0.0	[12]

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc.[1]	—	[11]	—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1]	4		—	0.0

METALS & MINING — 0.1%
ArcelorMittal, (Luxembourg)	19		87,451	0.1

Total Materials			87,451	0.1

TELECOMMUNICATION SERVICES — 0.1%
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NII Holdings, Inc.[1]	23		128,960	0.1

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Dynegy, Inc.[1]	3		43,110	0.1

Total Common Stocks
(Cost $985,915)			316,240	0.3

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Nebraska Book Co., Inc., expiring 06/29/19
(Strike Price $1.00)[1]	3		—	0.0
Nebraska Book Holdings, Inc., expiring 06/29/19
(Strike Price $1.00)[1]	1		—	0.0

			—	0.0

Total Consumer Discretionary			—	0.0

ENERGY — 0.0%
OIL, GAS & CONSUMABLE FUELS — 0.0%
Gener8 Maritime, Inc., expiring 05/17/17
(Strike Price $1.00)[1]	—	[11]	—	0.0

Total Warrants
(Cost $46)			—	0.0

Total Equity Investments
(Cost $2,164,183)			1,328,122	1.4

SHORT-TERM INVESTMENT — 0.9%
INVESTMENT COMPANY — 0.9%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.370%[5,13]
(Cost $816,664)	817		816,664	0.9

TOTAL INVESTMENTS
(Cost $147,743,601)			132,890,360	145.2

Preferred stock and Liabilities in Excess of Other assets			(41,397,204)	(45.2)

Net Assets Applicable to Common Stockholders			91,493,156	100.0%

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

ADR	American Depositary Receipt
Co	Company
DIP	Debtor-in-Possession
Guar	Guaranteed
Jr	Junior
Nt	Note
Pfd	Preferred
Reg. S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2016.

*	Applicable to common stockholders.
1	Non-income producing security.
2	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $50,721,854 and 55.4% of net assets applicable to common stockholders.
4	Defaulted security.
5	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
11	Amount rounds to less than one thousand (par or shares).
12	Amount rounds to less than 0.1%.
13	The rate shown is the current yield as of March 31, 2016.
14	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2016.
15	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2016.
16	Security is distressed as of March 31, 2016. The rate at which income is accrued on the security is lower than the stated coupon rate.
18	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
^	All or a portion of the security is unsettled as of March 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,182,174
Aggregate gross unrealized depreciation	(17,035,415)

Net unrealized appreciation/depreciation	$(14,853,241)

Federal income tax cost of investments	$147,743,601

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2016.

The	various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$41,718		$41,718
Financials	—	—	15,001		15,001
Industrials	—	—	—	(a)	—	(a)
Materials	87,451	—	—		87,451
Telecommunication Services	128,960	—	—		128,960
Utilities	43,110	—	—		43,110

Total Common Stocks	259,521	—	56,719		316,240

Preferred Stocks
Consumer Discretionary	253,300	—	—		253,300
Financials	274,776	483,806	—		758,582
Industrials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	528,076	483,806	—		1,011,882

Debt Securities
Asset-Backed Securities	—	—	464,265		464,265
Convertible Bonds
Utilities	—	73,791	—		73,791
Corporate Bonds
Consumer Discretionary	—	23,897,525	33,878		23,931,403
Consumer Staples	—	6,591,047	—		6,591,047
Energy	—	11,989,166	51,765		12,040,931
Financials	—	8,781,693	—		8,781,693
Health Care	—	14,482,046	280		14,482,326
Industrials	—	12,604,382	134,494		12,738,876
Information Technology	—	7,696,274	—		7,696,274
Materials	—	14,796,777	23,922		14,820,699
Telecommunication Services	—	13,803,210	—		13,803,210
Utilities	—	3,862,974	—		3,862,974

Total Corporate Bonds	—	118,505,094	244,339		118,749,433

Preferred Securities
Financials	—	2,676,797	—		2,676,797

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$2,868,664	$—		$2,868,664
Consumer Staples	—	616,808	—		616,808
Energy	—	235,713	—		235,713
Financials	—	426,170	—		426,170
Health Care	—	454,406	—		454,406
Industrials	—	507,795	273,585		781,380
Information Technology	—	1,451,182	—		1,451,182
Materials	—	312,654	144,772		457,426
Telecommunication Services	—	636,279	—		636,279
Utilities	—	853,260	—		853,260

Total Loan Assignments	—	8,362,931	418,357		8,781,288

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	816,664	—	—		816,664

Total Investments in Securities	$1,604,261	$130,102,419	$1,183,680		$132,890,360

(a)	Value is zero.

There were no transfers between levels 1 and 2 during the period ended March 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Investments in Securities
Asset-Backed Securities	$634,392		$—	$1,696	$842	$—	$(172,665)	$—	$—	$464,265
Common Stocks — Consumer Discretionary	39,769		—	1,949	—	—	—	—	—	41,718
Common Stocks — Financials	16,025		—	(1,024)	—	—	—	—	—	15,001
Common Stocks — Industrials	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Convertible Bond — Consumer Discretionary	—	(a)	(41,651)	41,187	—	468	(4)	—	—	—
Corporate Bonds — Consumer Discretionary	67,338		(19,949)	(141,173)	685	112	(60,987)	187,852	—	33,878
Corporate Bonds — Energy	—		—	(8,267)	872	—	—	59,160	—	51,765
Corporate Bonds — Health Care	280		—	102,775	(102,775)	—	—	—	—	280
Corporate Bonds — Industrials	46,481		—	(5,394)	(930)	—	—	138,037	(43,700)	134,494

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

	Balance as of December 31, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Corporate Bonds — Materials	23,922		—	—		—	—	—	—	—	23,922
Loan Assignments — Industrials	—		—	(86,869)		213	—	—	360,241	—	273,585
Loan Assignments — Materials	143,640		—	1,641		(141)	—	(368)	—	—	144,772
Preferred Stocks — Industrials	—	(a)	—	—	(a)	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	(a)	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	(a)	—	—	—	—	—	—	(a)
Warrants — Energy	69		—	(69)		—	—	—	—	—	—	(a)

Total	$971,916		$(61,600)	$(93,548)		$(101,234)	$580	$(234,024)	$745,290	$(43,700)	$1,183,680

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase in available market inputs to determine the price for the period ended March 31, 2016.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $(148,889).

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$15,000	Market Comparable Companies	EBITDA Multiple (a)	5.5x (5.5x)
			Discount for lack of marketability (b)	20.00% (20.00%)
	—		Probability of Insolvency	100% (100.00%)
	—	Pending Sale Amount	Probability of Insolvency	100% (100.00%)

Common Stock	15,000
	—	Pending Sale Amount	Probability of Insolvency	100% (100.00%)

Preferred Stock	—
	24,203	Pending Sale Amount	Probability of Insolvency	99.99% (99.99%)
			Discount for potential outcome	15.00% - 50.00% (25.86%)
	220,129	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.76% - 52.14% (20.46%)

Corporate Bond	244,332
	418,358	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	L+783.2 - L+2149.9 (L+1676.95)

Loan Assignments	418,358
	464,265	Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
			Implied Spread to Index	2.00% (2.00%)
			Constant Prepayment Rate	8.00% (8.00%)
			Constant Default Rate	5.00% (5.00%)
			Yield (Discount Rate of Cash Flows)	5.52% (5.52%)

Asset-Backed Securities	464,265
Warrants	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$1,141,955

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2016, the value of these investments was $41,725. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.